Employee future benefits - Future Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	$ 4,396
Included in profit or loss
Future plan expense	164	$ 208
Other
Net defined benefit liability (asset), ending balance	3,941	4,396
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	4,308	4,215
Included in profit or loss
Current service cost	36	37
Interest cost (income)	126	168
Benefits payable	0	0
Future plan expense	162	205
Actuarial loss (gain) arising from:
Demographic assumptions	(150)	(236)
Financial assumptions	2,054	2,343
Experience adjustment	110	(131)
Return on plan assets excluding interest income	(1,733)	(1,593)
Plan expenses	0	0
Remeasurement (gains) losses	281	383
Other
Contributions paid by the employer	(895)	(495)
Payments in respect of settlements, net defined benefit liability (asset)	0	0
Other total	(895)	(495)
Net defined benefit liability (asset), ending balance	3,856	4,308
Defined benefit pension plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	18,272	16,255
Included in profit or loss
Current service cost	36	37
Interest cost (income)	566	661
Benefits payable	0	0
Future plan expense	602	698
Actuarial loss (gain) arising from:
Demographic assumptions	(150)	(236)
Financial assumptions	2,054	2,343
Experience adjustment	110	(131)
Return on plan assets excluding interest income	0	0
Plan expenses	(36)	(35)
Remeasurement (gains) losses	1,978	1,941
Other
Contributions paid by the employer	0	0
Payments in respect of settlements, net defined benefit liability (asset)	(649)	(622)
Other total	(649)	(622)
Net defined benefit liability (asset), ending balance	20,203	18,272
Defined benefit pension plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(13,964)	(12,040)
Included in profit or loss
Current service cost	0	0
Interest cost (income)	(440)	(493)
Benefits payable	0	0
Future plan expense	(440)	(493)
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	0	0
Experience adjustment	0	0
Return on plan assets excluding interest income	(1,733)	(1,593)
Plan expenses	36	35
Remeasurement (gains) losses	(1,697)	(1,558)
Other
Contributions paid by the employer	(895)	(495)
Payments in respect of settlements, net defined benefit liability (asset)	649	622
Other total	(246)	127
Net defined benefit liability (asset), ending balance	(16,347)	(13,964)
Other post-retirement benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	88	84
Included in profit or loss
Interest cost (income)	2	3
Future plan expense	2	3
Actuarial loss (gain) arising from:
Demographic assumptions	(5)	0
Financial assumptions	6	7
Experience adjustment	7	10
Remeasurement (gains) losses	8	17
Other
Contributions paid by the employer	(13)	(16)
Payments in respect of settlements, net defined benefit liability (asset)	0	0
Other total	(13)	(16)
Net defined benefit liability (asset), ending balance	85	88
Other post-retirement benefit plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	88	84
Included in profit or loss
Interest cost (income)	2	3
Future plan expense	2	3
Actuarial loss (gain) arising from:
Demographic assumptions	(5)	0
Financial assumptions	6	7
Experience adjustment	7	10
Remeasurement (gains) losses	8	17
Other
Contributions paid by the employer	0	0
Payments in respect of settlements, net defined benefit liability (asset)	(13)	(16)
Other total	(13)	(16)
Net defined benefit liability (asset), ending balance	85	88
Other post-retirement benefit plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	0	0
Included in profit or loss
Interest cost (income)	0	0
Future plan expense	0	0
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	0	0
Experience adjustment	0	0
Remeasurement (gains) losses	0	0
Other
Contributions paid by the employer	(13)	(16)
Payments in respect of settlements, net defined benefit liability (asset)	13	16
Other total	0	0
Net defined benefit liability (asset), ending balance	$ 0	$ 0